Share Capital (Tables)	12 Months Ended
Mar. 31, 2024
Share Capital [Abstarct]
Schedule of Continuity for Stock Options	The continuity for stock options for the years ended March 31, 2024, 2023 and 2022 is as follows:
	Number of Stock Options	Weighted Average Exercise Price
Balance, fully vested and exercisable at March 31, 2021	1,036,842	$0.99
Granted	721,052	$1.25
Balance, fully vested and exercisable at March 31, 2022	1,757,894	$1.10
Expired	(197,368)	$1.52
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04
Granted	2,000,000	$0.59
Balance, fully vested and exercisable at March 31, 2024	3,560,526	$0.79

Schedule of Stock Options Outstanding	As at March 31, 2024, the following stock options were outstanding:
Expiry Date	Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
February 9, 2026	694,737	694,737	$0.80	1.86
February 11, 2026	342,105	342,105	$1.33	1.87
May 14, 2026	223,684	223,684	$1.33	2.12
July 13, 2026	236,842	236,842	$0.95	2.28
January 6, 2027	63,158	63,158	$1.33	2.77
June 4, 2028	2,000,000	2,000,000	$0.59	4.18
	3,560,526	3,560,526	$0.79	3.24

Schedule of Share Purchase Warrants	The continuity for share purchase warrants for the years ended March 31, 2024, 2023 and 2022 is as follows:
	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2021	2,656,753	$1.52
Issued	2,786,723	$1.86
Exercised	(61,053)	$0.80
Balance, March 31, 2022	5,382,423	$1.71
Issued	1,177,444	$1.83
Expired	(4,210,438)	$1.73
Balance, March 31, 2023	2,349,429	$1.69
Issued	927,778	$0.65
Expired	(1,895,670)	$1.69
Balance, March 31, 2024	1,381,537	$1.00

Schedule of Share Purchase Warrants Issued in Connection with Private Placement	As at March 31, 2024, the following share purchase warrants issued in connection with private placements were outstanding:
Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
May 2, 2024 *	$1.71	453,759	0.09
November 8, 2025	$0.65	888,889	1.61
November 20, 2025	$0.65	38,889	1.64
	$1.00	1,381,537	1.11
*	Subsequently expired unexercised.

Schedule of Continuity for Restricted Share Units	The continuity for restricted share units for the years ended March 31, 2024, 2023 and 2022 is as follows:
RSU’s outstanding
Balance, March 31, 2022, and 2021	-
Granted	3,650,000
Vested and issued	(3,650,000)
Balance, March 31, 2023	-
Granted	1,425,000
Vested and issued	(1,425,000)
Balance, March 31, 2024	-